Equity investments	12 Months Ended
Dec. 31, 2013
Equity investments
Equity investments

9.     Equity investments

        The following sets forth the changes in the Group's equity investments:

	Zhizhu Network	Unknown Worlds	Venture Capital Fund	Youtang	Daqu	Other Investments	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2011	23,579,748	9,804,981	—	—	—	—	33,384,729
Investment	—	—	200,000,000	—	—	—	200,000,000
Share of (loss) / income in equity investment	(2,634,842)	6,638,070	(9,337,723)	—	—	—	(5,334,495)
Foreign currency translation adjustments	—	(43,034)	(175,143)	—	—	—	(218,177)

Balance as of December 31, 2012	20,944,906	16,400,017	190,487,134	—	—	—	227,832,057
Investment	—	5,098,956	197,982,823	20,000,000	40,000,000	18,250,000	281,331,779
Share of (loss) / income in equity investment	(589,264)	971,817	(13,345,038)	(700,401)	(109,401)	(1,425,862)	(15,198,149)
Converted to controlling interest (Note 11-(5))	—	(22,457,817)	—	—	—	—	(22,457,817)
Foreign currency translation adjustments	—	(12,973)	(1,476,182)	—	—	—	(1,489,155)

Balance as of December 31, 2013	20,355,642	—	373,648,737	19,299,599	39,890,599	16,824,138	470,018,715

  (1) Investment in Zhizhu Network

        In April 2010, the Group made an investment of RMB27.0 million in Beijing Zhizhu Network Technology Co., Ltd. ("Zhizhu Network"), a related party, to acquire 20% of its equity interest.

  (2) Investment in Unknown Worlds

        In August 2011, the Group made an investment of RMB10,803,330 in Unknown Worlds to acquire 40% of its equity interest. In February 2013, the Group started to consolidate Unknown Worlds as it acquired additional 20% equity interest in Unknown Worlds for RMB5,098,956 and obtained control of Unknown Worlds. See Note 11-(5) for more details.

  (3) Investment in a venture capital fund

        In 2011, the Group entered into a limited partnership agreement to invest up to RMB643.5 million in a venture capital fund ("VC Fund") over a nine-year period as a limited partner. The VC Fund is managed by one general partner unrelated to the Group and is focusing on companies with high-growth potentials in certain technology, media and telecommunications sectors. In March 2013, the Group increased its committed capital for an additional RMB396.0 million into the VC fund, and the investment term was changed to 12 years. The Group holds 99% equity interest in the VC Fund and can exercise significant influence over the VC Fund but does not obtain unilateral control over it, therefore the Group accounts for this investment using the equity method of accounting. As of December 31, 2013, the Group has contributed RMB398.0 million to the VC Fund.

  (4) Investment in Youtang

        In July 2013, the Group made an investment of RMB20,000,000 in Shanghai Youtang Network Technology Co., Ltd. ("Youtang"), to acquire 20% of its equity interest.

  (5) Investment in Daqu

        In December 2013, the Group made an investment of RMB40,000,000 in Beijing Shouyou Daqu Technology Co., Ltd. ("Daqu"), to acquire 30% of its equity interest, of which RMB20,000,000 was paid upon investment. The remaining RMB20,000,000 will be paid in one year from the contract date.

  (6) Other investments

        Other investments comprise of a number of investments with each individual investment amount ranging from RMB1,000,000 to RMB3,000,000. The Group has non-controlling equity interest ranging from 10% to 30% in these affiliated companies, and the Group adopted equity method as it has significant influence in these affiliated companies.